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                              WEITZ PARTNERS, INC.

                         Supplement dated June 21, 1999
                     to the Prospectus dated April 30, 1999

1. The section titled "OPENING A REGULAR NEW ACCOUNT" on Page 7 of the Prospectus is amended in its entirety to read as follows:

OPENING A REGULAR NEW ACCOUNT

         You can open a new account by:

-    Completing and signing a Weitz Funds purchase application;
-    Enclosing a check made payable to Weitz Partners, Inc.;
-    Mailing the application and the check to:

      BY MAIL:
      Weitz Funds
      P.O. Box 219320
      Kansas City, Missouri 64121-9320

      BY CERTIFIED OR OVERNIGHT DELIVERY:
      Weitz Funds
      c/o National Financial Data Services
      330 W. 9th, 4th Floor
      Kansas City, Missouri 64105

- Providing other supporting legal documents that may be required in the case of estates, trusts, guardianships, custodianships, partnerships, corporations and certain other accounts.

PLEASE NOTE THAT THE MINIMUM INVESTMENT REQUIRED TO OPEN A REGULAR ACCOUNT IS $100,000. SUBSEQUENT MINIMUM INVESTMENTS OF $5,000 MAY BE REQUIRED, SUBJECT TO CERTAIN EXCEPTIONS.

The Fund reserves the right, in its sole discretion, to reject any order or subsequent purchase, to waive initial and subsequent investment minimums for new accounts and to modify investment minimums from time to time. All purchase orders are subject to acceptance by authorized officers of the Fund and are not binding until so accepted.


2. The first sentence of the section titled "PURCHASING SHARES OF THE FUND - BY MAIL" on Page 7 of the Prospectus is amended in its entirety to read as follows:

You can purchase additional shares in an existing account by:

-    Sending a check made payable to Weitz Partners, Inc.;
- Completing the information on the remittance stub which is the bottom portion of your most recent transaction statement;
-    Mailing the check and remittance stub to:

      BY MAIL:
      Weitz Funds
      P.O. Box 219320
      Kansas City, Missouri 64121-9320

      BY CERTIFIED OR OVERNIGHT DELIVERY:
      Weitz Funds
      c/o National Financial Data Services
      330 W. 9th, 4th Floor
      Kansas City, Missouri 64105

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3.   The first sentence of the section titled "PURCHASING SHARES OF THE FUND -
     BY WIRE" on Page 8 of the Prospectus is amended in its entirety to read as follows:

You can purchase shares with payment by bank wire by:
- Calling the Fund at 402-391-1980 or 800-304-9745 and furnishing your account name, address and account number together with the amount being wired and the name of the wiring bank.

-    Instructing the bank to wire funds as follows:
      IFTC
      ABA #101003621
      DDA #8907561075
      Weitz Funds Purchase Account
      For credit to: Fund 331
      For the account of: Your Account Number and Name

4. The last sentence of the second paragraph of the section titled "CONFIRMATIONS AND SHAREHOLDER REPORTS" on Page 9 of the Prospectus is deleted and replaced entirely by a new paragraph which reads as follows:

To reduce the volume of mail you receive, only one copy of most financial reports and prospectuses will be mailed to your household. You may request that additional copies be sent by notifying the Weitz Funds.


5. A new section is added on Page 9 of the Prospectus titled "TELEPHONE COMMUNICATIONS" to read as follows:

TELEPHONE COMMUNICATIONS

Telephone conversations with the Weitz Funds may be recorded or monitored for verification, recordkeeping and quality assurance purposes.


6. The second paragraph of the section titled "REDEMPTION PROCEDURES" on Page 10 of the Prospectus is amended in its entirety to read as follows:

The redemption request can be sent by mail or facsimile transmission to:

      BY MAIL:
      Weitz Funds
      P.O. Box 219320
      Kansas City, Missouri 64121-9320

      BY CERTIFIED OR OVERNIGHT DELIVERY:
      Weitz Funds
      c/o National Financial Data Services
      330 W. 9th, 4th Floor
      Kansas City, Missouri 64105

      FAX NUMBER: 402-391-2125

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7.   The first paragraph of the section titled "EXCHANGING SHARES" on Page 12 of the Prospectus is amended in its entirety to read as follows:

You can exchange shares of the Fund for shares of a portfolio of Weitz Series Fund, Inc. EXCHANGES WILL ONLY BE MADE BETWEEN ACCOUNTS WITH IDENTICAL REGISTRATIONS. The ability to initiate such exchanges by telephone is automatically established on your account unless you request otherwise. You can request the exchange of shares by telephone or in writing in the following manner:

- If you do not currently have an account in Weitz Series Fund, Inc. you can request a Prospectus for that fund by calling 402-391-1980 or 800-232-4161;
- The shares being acquired must be qualified for sale in your state of residence;
- Provide the name of the portfolio of Weitz Series Fund, Inc., the account name, your address and account number and the dollar amount of shares to be exchanged.


8. A new final paragraph is added to the section titled "INVESTMENT ADVISER" on Page 15 of the Prospectus to read as follows:

Weitz & Co. has contracted with National Financial Data Services, Inc. to serve as a sub-transfer agent for the Fund.


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                              WEITZ PARTNERS, INC.

                        Supplement dated June 21, 1999
        to the Statement of Additional Information dated April 30, 1999

1. A new section titled "SUB-TRANSFER AGENT" is added on Page 15 of the Statement of Additional Information to read as follows:

SUB-TRANSFER AGENT

Wallace R. Weitz & Company has contracted with National Financial Data Services, Inc. to serve as a sub-transfer agent for the Fund.


2. The second paragraph of the section titled "PURCHASING SHARES" on Page 18 of the Statement of Additional Information is amended in its entirety to read as follows:

To purchase shares, you should complete a Purchase Application and transfer funds for purchase either by sending a check or a wire transfer to the Fund.
The price paid for the shares will be the next determined net asset value after the Fund receives the application and payment for the shares. All purchase orders are subject to acceptance by authorized officers of the fund and are not binding until so accepted. The net asset value of the Fund's shares is determined once each day at the close of business of the New York Stock Exchange (ordinarily 3:00 p.m. Central time). If the completed order is received after such time the order will be effective on the following business day.

The Fund has authorized one or more brokers or other financial intermediaries to accept on its behalf purchase and redemption orders. Such brokers or financial intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. A shareholder's order will be priced at the net asset value of the respective Fund next computed after such order is accepted by an authorized broker or the broker's authorized designee.